Intangible assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 568,265	€ 584,026	€ 599,664
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 4,836		32,382
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 56,777		€ 58,046
Software | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Software | ZigZag Global Ltd. & Yocuda | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets		€ 1,200		€ 5,200